Share Capital (Tables)	12 Months Ended
Dec. 31, 2017
Share Capital [Abstract]
Summary of stock options granted to non-employees
	Number of Options	Weighted Average Exercise Price

Outstanding at January 1, 2015	-	-
Granted during the period	289,036	0.026
Outstanding at December 30, 2015	289,036	0.026
Granted during the period	-	-
Outstanding at December 30, 2016	289,036	0.026
Granted during the period	-	-
Outstanding at December 30, 2017	289,036	0.026

Number of options exercisable at December 31, 2017 and 2016	289,036